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Dunham Real Estate Stock Fund

DUNHAM FUNDS

Dunham Real Estate Stock Fund

Class A (DAREX)

Class C (DCREX)

Class N (DNREX)

Supplement dated January 2, 2020 to the Statutory Prospectus (the “Prospectus”) and the Summary Prospectus both dated February 28, 2019, as amended May 2, 2019

This Supplement updates and supersedes any contrary information contained in the Prospectus and Summary Prospectus.

Effective January 1, 2020, American Assets Capital Advisers, LLC (“AACA” or “Sub-Adviser”) replaces Barings LLC (“Barings”) as sub-adviser to the Dunham Real Estate Stock Fund (“Real Estate Stock” or the “Fund”). AACA will be paid a Fulcrum Fee, consisting of a base fee of 45 bps (0.45%) and a performance fee of +/- 30 bps (0.30%). The new comparative index is the Dow Jones U.S. Real Estate Total Return Index.

Reference is made to the section entitled “Fees and Expenses of the Fund” beginning on page 39 of the Prospectus and page 1 of the Summary Prospectus. The tables describing the expenses of the Fund are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dunham Real Estate Stock Fund	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	0.75%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dunham Real Estate Stock Fund		Class A	Class C	Class N
Management Fees	[1]	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses		1.67%	2.42%	1.42%
[1]	Management Fees have been restated to reflect a new Sub-Advisory agreement that is effective January l, 2020. The Management fees assume the Sub-Adviser’s base fee. Actual Sub-Advisory fees may be higher or lower depending on Fund performance. The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 45 bps (0.45%) and can range from 0.15% to 0.75%, depending on the effect of performance fees.

The table under the sub-heading “Example” that describes the costs of investing in shares of the Fund is deleted in its entirety and replaced with the following:
Expense Example - Dunham Real Estate Stock Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	735	1,071	1,430	2,438
Class C	245	755	1,291	2,756
Class N	145	449	776	1,702

The information under the heading “Principal Investment Strategies” beginning on page 39 of the Prospectus and on page 2 of the Summary Prospectus is deleted in its entirety and replaced with the following:

The Fund’s Sub-Adviser seeks to achieve the Fund’s investment objectives by investing primarily in income-producing equity securities (including real estate investment trusts (“REITs”)) of U.S. real estate companies. The Fund normally invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in equity securities of companies principally engaged in the U.S. real estate industry. The Fund defines a company as principally engaged in the U.S. real estate industry if at least 50% of the company’s revenues or 50% of the market value of the company’s assets are related to the ownership, operation, construction, development, financing, leasing, management or sale of U.S. real estate. The Sub-Adviser believes that equity securities of real estate companies with monopolistic characteristics generally perform better over time and can command higher occupancy rates and better rents, which in turn can create more valuable portfolios for shareholders through enhanced dividends and higher real estate values.

In general, the Sub-Adviser buys securities of issuers with real estate that is more difficult to supply, demand is less cyclical, and tenants are reluctant to leave. The Sub-Adviser sells securities when a company no longer meets its selection criteria or the valuation no longer meets the risk return parameters of the portfolio. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Fund’s Sub-Adviser may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objectives.

The Sub-Adviser seeks to outperform other real estate funds using in-house knowledge, research and its understanding of the real estate market. The Sub-Adviser seeks to find favorable real estate investments in the public markets through disciplined analysis by combining bottom-up fundamental research of companies with a research driven top-down asset allocation. Through such analysis, the Sub-Adviser seeks to deliver total return by identifying individual company value and by repositioning the Fund’s portfolio to be invested in companies with the best property types and geographic regions based on current real estate market conditions. Additionally, the Sub-Adviser focuses the Fund’s securities portfolio on investments that generally provide income and also have the potential for long-term capital appreciation.

The Fund may also engage in securities lending.

Reference is made to the section entitled “Principal Investment Risks” beginning on page 40 of the Prospectus and on page 2 of the Summary Prospectus. The risks listed under this section are deleted in their entirely and revised to read as follows:

Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly.

Real Estate Industry Concentration Risk – By concentrating in a single sector, the Fund carries much greater risk of adverse developments in that sector than a fund that invests in a wide variety of industries. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.

Non-Diversification Risk – As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Real Estate Investment Trust Risk – A REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The successful use of hedging and risk management techniques may be adversely affected by imperfect correlation between movements in the price of the hedging vehicles and the securities being hedged.

Small and Medium Capitalization Risk – The Fund’s investments in smaller and medium-sized companies carry more risks than investments in larger companies. Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.

Liquidity Risk – Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for a Fund to dispose of a security position at all or at a price which represents current or fair market value.

Portfolio Turnover Risk – A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

Securities Lending Risk – The risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.